G3 Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Performance Criteria
LTV and EPP performance criteria

Program Year	Target	Criteria	Weight	Performance Period	Vesting Opportunity (linear pro-rata)		Achievement		Achieved Vesting Level
2021	2021 Group operating income (EBIT)	Range (SEK billion): 15.0–24.0	50%	Jan 1, 2021–Dec 31, 2021	0%–200%		SEK 27.4 billion	2)	200%
2021	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2021–Dec 31, 2023	0%–200%
2021	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2021–Dec 31, 2023	0%–200%	1)
2021 Total			100%		0%–200%
2020	2020 Group operating income (EBIT)	Range (SEK billion): 19.1–27.9	50%	Jan 1, 2020–Dec 31, 2020	0%–200%		SEK 29.1 billion	3)	200%
2020	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2020–Dec 31, 2022	0%–200%
2020	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2020–Dec 31, 2022	0%–200%	1)
2020 Total			100%		0%–200%
2019	2019 Group operating income (EBIT)	Range (SEK billion): 10.0–20.0	50%	Jan 1, 2019–Dec 31, 2019	0%–200%		SEK 20.4 billion	4)	200%
2019	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2019–Dec 31, 2021	0%–200%		9.00%		74.89%
2019	Relative TSR	Ranking of Ericsson: 7–2	20%	Jan 1, 2019–Dec 31, 2021	0%–200%	1)	6.52 out of 12		19.39%
2019 Total			100%		0%–200%				126.35%
2018	2018 Group operating income (EBIT)	Range (SEK billion): 4.6–9.6	50%	Jan 1, 2018–Dec 31, 2018	0%–200%		SEK 11.5 billion	5)	200%
2018	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2018–Dec 31, 2020	0%–200%		26.92%		200%
2018	Relative TSR	Ranking of Ericsson: 7–2	20%	Jan 1, 2018–Dec 31, 2020	0%–200%	1)	1.94 out of 12		200%
2018 Total			100%		0%–200%				200%

1)
The portion of the Performance Share Awards granted to a participant based on the relative TSR performance condition is subject to fulfilment of the related performance criteria over the performance period compared to Peer Groups consisting of 11 companies for the program year 2021 and 2020 and 12 companies for the program years 2019 and 2018. The vesting of the Performance Share Awards under this performance condition will vary depending on the Company’s TSR performance ranking versus the other companies in the peer group at the end of the performance period.

2)	Excludes restructuring charges and items not included in target performance criterion.
3)	Excludes restructuring charges.
4)	Excludes fines and similar related to the United States Department of Justice (DOJ) / Securities and Exchange Commission (SEC) resolution .
5)	Excludes restructuring charges and the provisions taken in Q4 2018 related to the revised BSS strategy.

Summary of Number of Shares and Synthetic Shares

Number of shares and synthetic shares
(million)	Executive team programs					Of which the President and CEO
Share-settled programs	LTV 2021	LTV 2020	LTV 2019	LTV 2018	Total	LTV 2021	LTV 2020	LTV 2019	LTV 2018	Total
Maximum shares required	2.1	2.5	3.0	3.0	10.6	—	—	—	—	—
Granted shares	0.6	0.9	0.6	0.8	2.9	0.3	0.4	0.3	0.4	1.4
Outstanding number of shares beginning of 2021	—	1.3	0.9	1.6	3.8	—	0.6	0.4	0.8	1.8
Exercised during 2021	—	—	—	(1.6)	(1.6)	—	—	—	(0.8)	(0.8)
Forfeited during 2021	—	—	—	—	—	—	—	—	—	—
Increase due to performance condition 2021	0.3	—	(0.1)	—	0.2	0.2	—	(0.1)	—	0.1
Outstanding number of shares end of 2021	0.9	1.3	0.8	—	3.0	0.5	0.6	0.3	—	1.4
	Executive performance program					Key contributors plans
Cash-settled plan	EPP 2021	EPP 2020	EPP 2019	EPP 2018	Total	KC 2021	KC 2020	KC 2019	KC 2018	Total
Synthetic shares	1.2	1.5	0.8	—	3.5	7.6	8.0	3.9	—	19.5

Summary of Compensation Expense

Compensation expense for LTV 2018-2021

Share-settled programs	2021	2020	2019	2018	Total

LTV 2021	24	—	—	—	24
LTV 2020	31	23	—	—	54
LTV 2019	28	28	17	—	73
LTV 2018	10	28	28	18	84
Total executive team programs	93	79	45	18	235
Of which the President and CEO	44	38	22	9	113
Cash-settled plans
EPP 2021	17	—	—	—	17
EPP 2020	56	34	—	—	90
EPP 2019	14	50	11	—	75
EPP 2018	37	76	53	20	186
Total executive performance plans	124	160	64	20	368
KC 2021	355	—	—	—	355
KC 2020	376	523	—	—	899
KC 2019	194	335	248	—	777
KC 2018	204	368	245	156	973
Total key contributor plans	1,129	1,226	493	156	3,004
Total cash-settled plans	1,253	1,386	557	176	3,372
Total compensation expense	1,346	1,465	602	194	3,607

Summary of FV Per Performance Criteria and Program

Fair values (SEK)
Executive team programs	LTV 2021	LTV 2020	LTV 2019	LTV 2018
Share price at grant	116.66	78.88	90.70	65.79
Fair value Absolute TSR	113.47	54.69	87.92	80.40
Fair value Relative TSR	108.61	98.06	94.63	78.66
Fair value Group operating income (EBIT)	110.70	74.22	86.94	62.93
Executive performance plans	EPP 2021	EPP 2020	EPP 2019	EPP 2018
Fair value Absolute TSR	60.41	67.54	67.59	111.78
Fair value Relative TSR	29.20	28.97	12.97	111.78
Fair value Group operating income (EBIT)	92.23	94.20	95.70	111.78
Key contributor plans	KC 2021	KC 2020	KC 2019	KC 2018
Fair value - Tranche 1	96.21	109.80	84.12	—
Fair value - Tranche 2	94.20	96.21	111.78	—
Fair value - Tranche 3	92.23	94.20	95.70	—
Fair value	—	—	—	111.78

Ericsson Share Purchase Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Purchase Plans

Ericsson share purchase plan
Eligible employees	Number of counties with ESPP	Number of participants	Take-up rate – percent of eligible employees
58,900	58	9,314	15.8%